Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	AUSTRALIA — 2.9%
83,203	ALS Ltd.	$765,109
40,761	IDP Education Ltd.	896,134
463,285	Star Entertainment Grp Ltd.*	633,320
76,502	Technology One Ltd.	780,575
58,289	Whitehaven Coal Ltd.	345,016
108,168	Yancoal Australia Ltd.	448,939
		3,869,093
	AUSTRIA — 0.9%
34,391	Voestalpine AG	1,135,450
	CANADA — 3.2%
35,218	CAE, Inc.*	795,927
6,582	Colliers International Group, Inc.	705,985
12,214	Descartes Systems Group, Inc.*	888,807
1,786	Lululemon Athletica, Inc.*	548,088
9,070	Ritchie Bros Auctioneers, Inc.	548,463
14,261	Shopify, Inc.*	702,639
		4,189,909
	DENMARK — 1.7%
7,416	Coloplast A/S - Class B	890,596
12,598	Demant A/S*	354,685
12,745	Pandora A/S	1,053,121
		2,298,402
	FINLAND — 0.7%
16,979	ORION Corp.	907,066
	FRANCE — 2.4%
4,310	Air Liquide S.A.	683,689
18,774	Dassault Systemes S.E.	694,466
3,678	EssilorLuxottica S.A.	670,675
5,270	Pernod Ricard S.A.	1,086,890
		3,135,720
	GERMANY — 4.9%
34,811	Fresenius SE & Co. KGaA	1,003,006
26,653	HeidelbergCement AG	1,817,840
21,100	Kion Group AG - ADR	844,900
4,873	Merck KGaA	1,011,098
7,684	Nemetschek S.E.	407,830
4,442	Symrise AG	470,266
20,264	Zalando SE [1]	937,309
		6,492,249

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND — 0.6%
11,888	Kingspan Group PLC	$759,165
	ISRAEL — 1.2%
55,335	ICL Group Ltd.	435,576
48,413	Maytronics Ltd.	585,644
1,721	SolarEdge Technologies, Inc.*	549,223
		1,570,443
	ITALY — 1.6%
22,577	Interpump Group S.p.A.	1,171,553
15,884	Moncler S.p.A.	986,747
		2,158,300
	JAPAN — 35.9%
15,644	ABC-Mart, Inc.	840,875
37,700	Asics Corp.	889,992
10,400	Bandai Namco Holdings, Inc.	692,240
35,100	Benefit One, Inc.	574,091
37,200	Brother Industries Ltd.	574,970
31,100	Capcom Co., Ltd.	1,004,422
118,300	Coca-Cola Bottlers Japan Holdings, Inc.	1,240,810
188,400	Daicel Corp.	1,384,985
16,700	Daiichi Sankyo Co., Ltd.*	521,887
19,100	Denso Corp.	1,023,993
16,200	Descente Ltd.	444,723
31,500	Ebara Corp.	1,324,964
35,872	Fancl Corp.	725,191
33,800	Food & Life Cos. Ltd.	745,942
21,800	Fuji Electric Co., Ltd.	875,051
19,240	FUJIFILM Holdings Corp.	1,011,378
6,900	Fujitsu Ltd.	982,114
15,400	Hamamatsu Photonics KK	817,102
29,384	Hoshizaki Corp.	1,051,809
19,396	Information Services International-Dentsu Ltd.	639,101
88,700	J Front Retailing Co., Ltd.	823,942
46,100	Kansai Paint Co., Ltd.	644,468
73,756	Kirin Holdings Co., Ltd.	1,133,748
11,500	Konami Holdings Corp.	563,305
5,670	Kose Corp.	621,304
23,100	Kyowa Kirin Co., Ltd.	513,353
4,300	Lasertec Corp.	844,162
20,100	M3, Inc.	542,049
43,900	Makita Corp.	1,161,260
14,000	Matsumotokiyoshi Holdings Co., Ltd.	696,528

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
335,000	Mitsubishi Chemical Holdings Corp.	$1,870,456
63,000	Mitsui Chemicals, Inc.	1,475,143
44,450	Miura Co., Ltd.	1,104,029
25,200	Nexon Co., Ltd.	605,560
39,732	Nifco, Inc.	1,025,036
41,200	Nihon Kohden Corp.	1,078,750
45,900	Nihon M&A Center, Inc.	463,430
79,000	Nikon Corp.	775,147
17,800	Nissan Chemical Corp.	834,942
22,600	Nomura Research Institute Ltd.	538,737
19,100	OBIC Business Consultants Co., Ltd.	744,642
22,600	Olympus Corp.	422,039
19,200	Omron Corp.	1,101,403
41,300	Ono Pharmaceutical Co., Ltd.	896,694
52,596	Pigeon Corp.	832,347
38,200	Rakus Co., Ltd.	515,228
30,800	Rohto Pharmaceutical Co., Ltd.	567,708
15,400	SCREEN Holdings Co., Ltd. - ADR	1,133,285
68,700	SCSK Corp.	1,113,611
47,500	Sega Sammy Holdings, Inc.	749,145
34,100	Shimadzu Corp.	1,041,001
109,400	Sumitomo Pharma Co., Ltd.	765,535
15,400	Toho Co., Ltd.	566,642
20,500	Toyota Industries Corp.	1,240,609
47,100	Yamaha Motor Co., Ltd.	1,153,551
		47,524,429
	NETHERLANDS — 1.4%
7,958	Koninklijke DSM N.V.	1,017,256
48,239	Koninklijke Philips N.V.	828,599
		1,845,855
	SINGAPORE — 1.0%
1,048,821	Sheng Siong Group Ltd.	1,308,682
	SPAIN — 0.8%
33,977	Industria de Diseno Textil S.A.	1,056,099
	SWEDEN — 5.9%
38,322	AddTech AB - B Shares	609,064
85,755	Atlas Copco AB - Class A	1,010,241
28,666	Epiroc AB - Class A	555,534
42,547	Essity AB	1,108,194
25,223	Getinge AB - B Shares	565,179

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
48,754	Investment AB Latour	$1,022,596
55,344	Sandvik AB	1,138,618
5,218	Spotify Technology S.A.*	588,173
62,253	VOLVO AB - Class B	1,229,922
		7,827,521
	SWITZERLAND — 2.3%
1,362	Geberit AG	767,316
12,889	Nestle S.A. - ADR	1,575,229
2,272	Roche Holding AG	705,402
		3,047,947
	UNITED KINGDOM — 6.4%
315,861	British Land Company Plc - REIT	1,720,301
32,559	Burberry Group PLC	986,452
173,789	ConvaTec Group PLC[1]	501,075
6,944	Croda International PLC	588,667
50,627	Entain PLC	927,736
34,028	IMI PLC	606,175
115,862	Sage Group PLC	1,108,010
61,855	Smiths Group PLC	1,315,105
4,752	Spirax-Sarco Engineering PLC	674,527
		8,428,048
	UNITED STATES — 25.3%
5,989	Activision Blizzard, Inc.	458,578
7,539	Agilent Technologies, Inc.	1,146,531
21,233	Amphenol Corp. - Class A	1,693,756
4,199	Analog Devices, Inc.	720,003
3,704	Becton, Dickinson and Co.	934,223
9,103	Block, Inc.*	743,897
9,789	Bristol-Myers Squibb Co.	711,171
15,216	Brown-Forman Corp. - Class B	1,013,081
1,952	Cintas Corp.	866,180
23,276	Cisco Systems, Inc.	1,132,843
10,306	Corteva, Inc.	664,222
3,978	Danaher Corp.	1,051,704
3,234	Dollar Tree, Inc.*	485,682
4,355	Eaton Corp. PLC	706,425
6,632	Electronic Arts, Inc.	853,406
1,770	Eli Lilly & Co.	609,146
14,045	Emerson Electric Co.	1,267,140
1,262	Enphase Energy, Inc.*	279,382
16,835	Fastenal Co.	851,009

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,620	Fortinet, Inc.*	$398,831
7,512	Genuine Parts Co.	1,260,664
14,144	Gilead Sciences, Inc.	1,187,247
5,811	Global Payments, Inc.	655,016
15,731	Ingersoll Rand, Inc.	880,936
2,478	Intuit, Inc.	1,047,376
28,153	Keurig Dr Pepper, Inc.	993,238
1,803	Lam Research Corp.	901,680
1,431	Monolithic Power Systems, Inc.	610,407
8,905	ON Semiconductor Corp.*	654,072
28,728	Paramount Global - Class B	665,340
2,706	Parker-Hannifin Corp.	882,156
5,559	Paychex, Inc.	644,066
6,412	PayPal Holdings, Inc.*	522,514
5,589	PPG Industries, Inc.	728,470
4,355	QUALCOMM, Inc.	580,130
2,167	Roper Technologies, Inc.	924,767
2,778	Stryker Corp.	705,084
4,286	Synopsys, Inc.*	1,516,172
1,803	Thermo Fisher Scientific, Inc.	1,028,305
34,884	Warner Bros Discovery, Inc.*	516,981
		33,491,831
	TOTAL COMMON STOCKS
	(Cost $102,599,420)	131,046,209
	WARRANTS — 0.0%
	SWITZERLAND — 0.0%
26,568	Cie Financiere Richemont S.A., Expiration Date: November 22, 2023*	30,653
	TOTAL WARRANTS
	(Cost $0)	30,653

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Value
TOTAL INVESTMENTS — 99.1%
(Cost $102,599,420)	$131,076,862

Other Assets in Excess of Liabilities — 0.9%	1,238,241
TOTAL NET ASSETS — 100.0%	$132,315,103

ADR –	American Depository Receipt
PLC –	Public Limited Company
REIT –	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,438,384, which represents 1.09% of total net assets of the Fund.